Conservative Strategy Fund
Conservative Strategy Fund
Investment Objective
The Fund seeks to provide high current income and low long term capital appreciation.
Fees and Expenses of the Fund

The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds. More information about these and other discounts is available from your financial professional and in the Front-End Sales Charges section and the More About Deferred Sales Charges section, beginning on pages 107 and 109, respectively of the Prospectus, and the Purchase, Exchange and Redemption of Fund Shares section, beginning on page 21 of the Fund's Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Conservative Strategy Fund		Class A Shares	Class C Shares	Class E Shares	Class R1 Shares	Class R2 Shares	Class R3 Shares	Class S Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.75%	none	none	none	none	none	none
Maximum Deferred Sales Charge (Load)	[1]	1.00%	none	none	none	none	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		none	none	none	none	none	none	none
[1]	The Maximum Deferred Sales Charge (Load) is charged on the lesser of the purchase price of the Shares being redeemed or the net asset value of those Shares at the time of redemption.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Conservative Strategy Fund		Class A Shares	Class C Shares	Class E Shares	Class R1 Shares	Class R2 Shares	Class R3 Shares	Class S Shares
Advisory Fee	[1]	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Distribution (12b-1) Fees	[1]	0.25%	0.75%	none	none	none	0.25%	none
Other Expenses	[1]	0.29%	0.54%	0.54%	0.29%	0.54%	0.54%	0.29%
Acquired (Underlying) Fund Fees and Expenses	[1]	0.61%	0.61%	0.61%	0.61%	0.61%	0.61%	0.61%
Total Annual Fund Operating Expenses	[1]	1.35%	2.10%	1.35%	1.10%	1.35%	1.60%	1.10%
Less Fee Waivers and Expense Reimbursements	[1]	(0.19%)	(0.19%)	(0.19%)	(0.34%)	(0.34%)	(0.34%)	(0.19%)
Net Annual Fund Operating Expenses	[1]	1.16%	1.91%	1.16%	0.76%	1.01%	1.26%	0.91%
[1]	"Total Annual Fund Operating Expenses" and "Net Annual Fund Operating Expenses" have been restated to reflect the proportionate share of the expenses of the Underlying Funds in which the Fund invests. "Less Fee Waivers and Expense Reimbursements" and "Net Annual Fund Operating Expenses" have been restated to reflect a reduction in the transfer agency fee waiver for Class R1, R2 and R3 Shares. Until February 28, 2013, RIMCo has contractually agreed to waive up to the full amount of its 0.20% advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.12% of the average daily net assets of the Fund on an annual basis. Direct fund-level operating expenses do not include transfer agency fees, Rule 12b-1 distribution fees, shareholder services fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Until February 28, 2013, RFSC has contractually agreed to waive 0.15% of its transfer agency fees for Class R1, R2 and R3 Shares. This waiver may not be terminated during the relevant period except with Board approval.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Expense Example - Conservative Strategy Fund (USD $)	Class A Shares	Class C Shares	Class E Shares	Class R1 Shares	Class R2 Shares	Class R3 Shares	Class S Shares
1 Year	686	194	118	78	103	128	93
3 Years	960	640	409	316	394	472	331
5 Years	1,255	1,111	721	573	707	839	588
10 Years	2,090	2,416	1,607	1,310	1,594	1,871	1,323

Portfolio Turnover

The Fund pays no transaction costs or commissions when it buys and sells Shares of the Underlying Funds. The Underlying Funds pay transaction costs, such as commissions, when they buy and sell securities (or "turn over" their portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs affect the Underlying Funds' performance. Portfolio turnover rates for the Underlying Funds are available in the Prospectus for the Underlying Funds.

Investments, Risks and Performance Principal Investment Strategies of the Fund

The Fund is a "fund of funds," which seeks to achieve its objective by investing in a combination of several other Russell Investment Company ("RIC") funds (the "Underlying Funds"). The Fund intends its strategy of investing in a combination of Underlying Funds to result in investment diversification that an investor could otherwise achieve only by holding numerous individual investments. You may invest directly in the Underlying Funds in which Fund invests. The Fund's approximate target strategic allocation as of February 29, 2012 is 16% to equity Underlying Funds, 78% to fixed income Underlying Funds and 6% to real asset Underlying Funds. As a result of its investments in the Underlying Funds, the Fund indirectly invests principally in U.S. and non-U.S. equity and fixed income securities and derivatives. A real asset is a tangible or physical asset that typically has intrinsic value, including land, property, equipment, raw materials or infrastructure. The Underlying Funds employ a multi-manager approach whereby most assets of the Underlying Funds are allocated to different unaffiliated money managers. Russell Investment Management Company ("RIMCo"), the Fund's investment adviser, considers this Fund to be a "conservative" fund due to its investment objective and asset allocation to fixed income Underlying Funds.

RIMCo may modify the target allocation for any Fund and/or the Underlying Funds in which a Fund invests from time to time based on capital markets research or on factors such as RIMCo's outlook for the economy, financial markets generally and/or relative market valuation of the asset classes represented by each Underlying Fund. Modifications in the allocations to the Underlying Funds are typically based on strategic, long-term allocation decisions. A Fund's actual allocation may vary from the target strategic asset allocation at any point in time (1) due to market movements, (2) by up to +/- 3% at the equities, fixed income or real asset category level based on RIMCo's assessment of relative market valuation of the asset classes represented by each Underlying Fund, (3) due to the implementation over a period of time of a change to the target strategic asset allocation including the addition of a new Underlying Fund. There may be no changes in the asset allocation or to the Underlying Funds in a given year or such changes may be made one or more times in a year.

Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.

Principal Risks of Investing in the Fund

An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money.The principal risks of investing in the Fund are those associated with:

  Investing in Affiliated Underlying Funds . The assets of the Fund are invested primarily in Shares of the Underlying Funds, and the investment performance of the Fund is directly related to the investment performance of the Underlying Funds in which it invests. RIMCo is the investment adviser for both the Fund and the Underlying Funds and may be deemed to have a conflict of interest in determining the allocation of the Fund to the Underlying Funds.
  Asset Allocation. Neither the Fund nor RIMCo can offer any assurance that the asset allocation of the Fund will either maximize returns or minimize risks. Nor can the Fund or RIMCo offer assurance that a recommended allocation will be the appropriate allocation in all circumstances for every investor. The value of your investment may decrease if RIMCo's judgment about the attractiveness, value or market trends affecting a particular asset class, investment style or Underlying Fund is incorrect.  Asset allocation decisions might also result in the Fund having more exposure, indirectly through its investments in the Underlying Funds, to asset classes, countries or regions, or industries or groups of industries that underperform.

The Fund is exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. The following are the principal risks associated with investing in the Underlying Funds which are also principal risks of investing in the Fund as a result of its investment in the Underlying Funds:

  Active Management . The securities selected for the portfolio may decline in value. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies.
  Multi-Manager Approach. While the investment styles employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Equity Securities . The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small and medium capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Small and some medium capitalization stocks may also be thinly traded, and thus, difficult to buy and sell in the market. Investments in preferred stocks are subject to the risks of common stocks, as well as the risk that interest rates will rise and make the fixed dividend feature, if any, less appealing to investors resulting in a decline in price.
  Fixed Income Securities . Prices of fixed income securities generally rise and fall in response to, among other things, interest rate changes. The Fund could lose money if the issuer or guarantor of a fixed income security or other issuer of credit support is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. In addition, fixed income securities may be downgraded in credit rating or go into default.
  Non-Investment Grade Fixed Income Securities (High Yield or "Junk Bonds") . Non-investment grade fixed income securities involve higher volatility and higher risk of default than investment grade bonds.
  U.S. and Non-U.S Corporate Debt Securities Risk . Investments in U.S. and non-U.S. corporate debt securities are subject to interest rate risk and market risk, and are affected by perceptions of the creditworthiness and business prospects of individual issuers. Non-U.S. corporate debt securities may expose the Fund to greater risk than investments in U.S. corporate debt securities.
  Government Issued or Guaranteed Securities, U.S. Government Securities . Bonds issued or guaranteed by a government are subject to inflation risk, price depreciation risk and default risk.
  Mortgage-Backed Securities . Mortgage-backed securities may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The underlying assets may default or decline in quality or value.
  Asset-Backed Securities . Payment of principal and interest on asset-backed securities may be largely dependent upon the cash flows generated by the assets backing the securities and asset-backed securities may not have the benefit of any security interest in the related assets.
  Repurchase Agreements . Repurchase agreements are subject to the risk that the sellers may not be able to pay the agreed-upon repurchase price on the repurchase date.
  Loans and Other Direct Indebtedness . Loans and other direct indebtedness involve the risk that payment of principal, interest and other amounts due in connection with these investments may not be received.
  Non-U.S. Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries.
  Currency Risk . Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
  Forward Currency Contracts . If forward prices increase, a loss will occur to the extent that the agreed upon purchase price of the currency exceeds the price of the currency that was agreed to be sold.
  Derivatives . Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index. Credit default swaps could result in losses if the creditworthiness of the company or companies on which the credit default swap is based is evaluated incorrectly.
  Short Sales Risk . A short sale will result in a loss if the price of the security sold short increases between the date of the short sale and the date on which the borrowed security must be returned. Short sales may give rise to a form of leverage. Leverage tends to exaggerate the effect of any increase or decrease in the value of portfolio securities.
  American Depositary Receipts (ADRs) or Global Depositary Receipts (GDRs) . ADRs and GDRs have the same currency and economic risks as the underlying non-U.S. shares they represent. They are affected by the risks associated with non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies.
  Commodity Risk . Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities, particularly if the investments involve leverage. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or sectors affecting a particular industry or commodity and international economic, political and regulatory developments. The use of leveraged commodity-linked derivatives creates an opportunity for increased return, but also creates the possibility for a greater loss.
  Bank Obligations . The banking industry may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal and monetary policy and general economic cycles. The banking industry may also be impacted by legal and regulatory developments.
  Infrastructure Companies. Infrastructure companies are subject to the risk that: the potential for realized revenue volumes is significantly lower than projected and/or cost overruns; the nature of the concession fundamentally changes during the life of the project (e.g., the state sponsor alters the terms); macroeconomic factors such as low GDP growth or high nominal interest rates raise the average cost of funding; government regulation may affect rates charged to customers; government budgetary constraints impact projects; special tariffs are imposed; and changes in tax laws, regulatory policies or accounting standards could be unfavorable. Other risks include environmental damage due to a company's operations or an accident, changes in market sentiment towards infrastructure and terrorist acts.
  Master Limited Partnerships ("MLPs"). Investing in MLPs involves certain risks related to investing in the underlying assets of the MLPs and risks associated with pooled investment vehicles. MLPs that concentrate in a particular industry or a particular geographic region are subject to risks associated with such industry or region. The benefit derived from the Underlying Fund's investment in MLPs is largely dependent on the MLPs being treated as partnerships for federal income tax purposes.
  Liquidity Risk . The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Market Volatility . Volatile financial markets can result in greater market and liquidity risk and potential difficulty in valuing portfolio instruments.
  Economic and Market Events Risk . Global economies and financial markets are becoming increasingly interconnected and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market.
  Government Intervention in and Regulation of Financial Markets . Changes in government regulation may adversely affect the value of a security.
  Increased Government Debt . A high national debt level may increase market pressures to meet government funding needs, by driving debt costs higher, causing the U.S. treasury to sell additional debt with shorter maturity periods, and increasing refinancing risk. Unstable debt values could cause declines in currency valuation and create certain systemic risks.
  Large Redemptions . The Underlying Funds are used as investments for certain funds of funds and in asset allocation programs and may have a large percentage of their Shares owned by such funds or held in such programs. Large redemption activity could result in the Underlying Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The officers and Trustees of the Fund currently serve as officers and Trustees of the Underlying Funds. RIMCo presently serves as investment manager of the Fund and Underlying Funds. Therefore, conflicts may arise as those persons and RIMCo fulfill their fiduciary responsibilities to the Fund and to the Underlying Funds.

Please refer to the "Risks" section in the Fund's Prospectus for further information.

Performance

The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class E Shares varies over a ten year period. The returns (both before and after tax) for other Classes of Shares offered by this Prospectus may be lower than the Class E returns shown in the bar chart, depending upon the fees and expenses of that Class. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.

The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund's average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. After-tax returns are shown for only one Class. The after-tax returns for other Classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. For more information, see the Performance Notes section in the Fund's Prospectus.

Past performance, both before-tax and after-tax, is no indication of future results.More current performance information is available at www.russell.com.

Class E Calendar Year Total Returns

Highest Quarterly Return: 9.83% (2Q/09)
Lowest Quarterly Return: (7.78)% (4Q/08)

Average annual total returns for the periods ended December 31, 2011
Average Annual Total Returns - Conservative Strategy Fund	1 Year	5 Years	10 Years
Class A Shares	(4.14%)	2.50%	3.57%
Class C Shares	0.99%	2.94%	3.41%
Class R1 Shares	2.25%	4.02%	4.46%
Class R2 Shares	1.93%	3.74%	4.19%
Class R3 Shares	1.73%	3.49%	3.95%
Class S Shares	1.98%	3.95%	4.44%
Class E Shares	1.76%	3.71%	4.18%
Class E Shares Return After Taxes on Distributions	1.00%	2.28%	2.91%
Class E Shares Return After Taxes on Distributions and Sale of Fund Shares	1.17%	2.34%	2.87%
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	7.84%	6.50%	5.78%
BofA Merrill Lynch 1-3 Yr US Treasuries Index (reflects no deduction for fees, expenses or taxes)	1.55%	3.69%	3.25%